Exhibit 99.1

World Omni Auto Receivables Trust 2018-C
Monthly Servicer Certificate
August 31, 2019

Dates Covered
Collections Period	08/01/19 - 08/31/19
Interest Accrual Period	08/15/19 - 09/15/19
30/360 Days	30
Actual/360 Days	32
Distribution Date	09/16/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/19	692,714,127.99	32,945
Yield Supplement Overcollateralization Amount 07/31/19	43,313,873.48	0
Receivables Balance 07/31/19	736,028,001.47	32,945
Principal Payments	25,889,023.18	542
Defaulted Receivables	1,510,660.18	60
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/19	41,078,912.49	0
Pool Balance at 08/31/19	667,549,405.62	32,343

Pool Statistics	$ Amount	# of Accounts
Pool Factor	64.22%
Prepayment ABS Speed	1.52%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	6,137,574.58	254
Past Due 61-90 days	1,955,150.87	87
Past Due 91-120 days	317,309.53	13
Past Due 121+ days	0.00	0
Total	8,410,034.98	354

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.19%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.32%
Delinquency Trigger Occurred	NO

Recoveries	848,706.74
Aggregate Net Losses/(Gains) - August 2019	661,953.44
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.08%
Prior Net Losses Ratio	0.73%
Second Prior Net Losses Ratio	0.73%
Third Prior Net Losses Ratio	0.52%
Four Month Average	0.77%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.58%

Overcollateralization Target Amount	17,690,059.25
Actual Overcollateralization	17,690,059.25
Weighted Average APR	3.46%
Weighted Average APR, Yield Adjusted	6.38%
Weighted Average Remaining Term	52.40

Flow of Funds	$ Amount

Collections	28,861,795.55
Investment Earnings on Cash Accounts	8,265.76
Servicing Fee	(613,356.67)
Transfer to Collection Account	0.00
Available Funds	28,256,704.64

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,626,725.31
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	6,807,797.98
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	17,690,059.25
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,045,535.43

Total Distributions of Available Funds	28,256,704.64

Servicing Fee	613,356.67
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 08/15/19	674,357,203.60
Principal Paid	24,497,857.23
Note Balance @ 09/16/19	649,859,346.37

Class A-1
Note Balance @ 08/15/19	0.00
Principal Paid	0.00
Note Balance @ 09/16/19	0.00
Note Factor @ 09/16/19	0.0000000%

Class A-2
Note Balance @ 08/15/19	228,737,203.60
Principal Paid	24,497,857.23
Note Balance @ 09/16/19	204,239,346.37
Note Factor @ 09/16/19	55.3494164%

Class A-3
Note Balance @ 08/15/19	326,000,000.00
Principal Paid	0.00
Note Balance @ 09/16/19	326,000,000.00
Note Factor @ 09/16/19	100.0000000%

Class A-4
Note Balance @ 08/15/19	89,060,000.00
Principal Paid	0.00
Note Balance @ 09/16/19	89,060,000.00
Note Factor @ 09/16/19	100.0000000%

Class B
Note Balance @ 08/15/19	30,560,000.00
Principal Paid	0.00
Note Balance @ 09/16/19	30,560,000.00
Note Factor @ 09/16/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,713,311.98
Total Principal Paid	24,497,857.23
Total Paid	26,211,169.21

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	533,720.14
Principal Paid	24,497,857.23
Total Paid to A-2 Holders	25,031,577.37

Class A-3
Coupon	3.13000%
Interest Paid	850,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	850,316.67

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.7122504
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.4826780
Total Distribution Amount	26.1949284

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.4463960
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	66.3898570
Total A-2 Distribution Amount	67.8362530

A-3 Interest Distribution Amount	2.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.6083333

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	277.89
Noteholders' Principal Distributable Amount	722.11

Account Balances	$ Amount

Reserve Account
Balance as of 08/15/19	2,546,066.61
Investment Earnings	4,761.60
Investment Earnings Paid	(4,761.60)
Deposit/(Withdrawal)	-
Balance as of 09/16/19	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61